TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Domestic (Israel)	$ (94)	$ 160	$ 282
Foreign (United States)	237	334	295
Total current	143	494	577
Deferred:
Domestic (Israel)	(36)	15	115
Foreign (United States)	1,297	874	1,481
Total deferred	1,261	889	1,596
Previous Years:
Domestic (Israel)		(209)	(45)
Foreign (United States)	(44)	(133)	(38)
Total previous years	(44)	(342)	(83)
Taxes on income as reported in the statements of income	$ 1,360	$ 1,041	$ 2,090